Provisions (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Provisions [Line Items]
Beginning balance	SFr 17.1	SFr 12.1
Additions	14.6	6.0
Release	(0.4)	(0.8)
Utilization	(3.2)	(0.6)
Exchange differences	0.0	(0.1)
Ending balance	28.2	16.7
thereof current	16.8	8.6	SFr 7.1	SFr 5.0
thereof non-current	11.4	8.1	10.0	7.2
Social charges
Disclosure of Provisions [Line Items]
Beginning balance	6.8	4.3
Additions	13.0	4.2
Release	(0.4)	0.0
Utilization	(3.2)	(0.6)
Exchange differences	(0.1)	0.0
Ending balance	16.1	7.9
thereof current	15.6	7.9	6.3	4.3
thereof non-current	0.5	0.0	0.5	0.0
Long-service leave
Disclosure of Provisions [Line Items]
Beginning balance	5.8	3.8
Additions	1.4	1.8
Release	(0.1)	(0.7)
Utilization	0.0	0.0
Exchange differences	0.1	(0.1)
Ending balance	7.2	4.8
thereof current	1.0	0.5	0.7	0.5
thereof non-current	6.2	4.3	5.1	3.3
Asset retirement obligation
Disclosure of Provisions [Line Items]
Beginning balance	4.5	4.0
Additions	0.3	0.0
Release	0.0	0.0
Utilization	0.0	0.0
Exchange differences	0.0	(0.1)
Ending balance	4.9	4.0
thereof current	0.2	0.1	0.1	0.2
thereof non-current	SFr 4.6	SFr 3.8	SFr 4.3	SFr 3.8